Schedule of Assumptions Used to Calculate Fair Value of Stock Based Compensation (Details)	3 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate, minimum	4.07%	0.69%	0.69%	0.27%
Risk-free interest rate, maximum	4.09%	0.92%	2.99%	1.13%
Volatility, minimum	89.96%	86.98%	86.98%	85.31%
Volatility, maximum	91.75%	88.89%	91.70%	89.08%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	5 years 1 month 13 days	5 years 1 month 17 days	5 years	5 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	5 years 5 months 26 days	6 years	6 years 6 months	6 years 6 months